UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue
         Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     January 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $107,400 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      349     5335 SH       SOLE                        0     5335        0
ALEXION PHARMACEUTICALS INC    COM              015351109     3673    39178 SH       SOLE                        0    39178        0
AMAZON COM INC                 COM              023135106     2468     9837 SH       SOLE                        0     9837        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1930    53430 SH       SOLE                        0    53430        0
APPLE INC                      COM              037833100    13519    25404 SH       SOLE                        0    25404        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     1199   100235 SH       SOLE                        0   100235        0
AT&T INC                       COM              00206R102      321     9530 SH       SOLE                        0     9530        0
BAIDU INC                      SPON ADR REP A   056752108     1540    15354 SH       SOLE                        0    15354        0
BJS RESTAURANTS INC            COM              09180C106     2893    87928 SH       SOLE                        0    87928        0
BOEING CO                      COM              097023105      278     3690 SH       SOLE                        0     3690        0
BRISTOL MYERS SQUIBB CO        COM              110122108      322     9877 SH       SOLE                        0     9877        0
BROADCOM CORP                  CL A             111320107     2932    88298 SH       SOLE                        0    88298        0
CAVIUM NETWORKS INC C          COMMON           14965A101     3424   109705 SH       SOLE                        0   109705        0
CELGENE CORP                   COM              151020104     4328    55160 SH       SOLE                        0    55160        0
CLEAN ENERGY FUELS CORP        COM              184499101     1373   110270 SH       SOLE                        0   110270        0
COACH INC                      COM              189754104     3432    61832 SH       SOLE                        0    61832        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6452    87326 SH       SOLE                        0    87326        0
CREE INC                       COM              225447101     1149    33804 SH       SOLE                        0    33804        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1976    57789 SH       SOLE                        0    57789        0
FRESH MKT INC                  COM              35804H106     1402    29164 SH       SOLE                        0    29164        0
GILEAD SCIENCES INC            COM              375558103     4402    59930 SH       SOLE                        0    59930        0
GOOGLE INC                     CL A             38259P508     4635     6553 SH       SOLE                        0     6553        0
HOME DEPOT INC                 COM              437076102      390     6308 SH       SOLE                        0     6308        0
ILLUMINA INC                   COM              452327109     4543    81723 SH       SOLE                        0    81723        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     8476    17285 SH       SOLE                        0    17285        0
JOHNSON & JOHNSON              COM              478160104      314     4475 SH       SOLE                        0     4475        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      236     2955 SH       SOLE                        0     2955        0
LULULEMON ATHLETICA INC        COM              550021109     8834   115891 SH       SOLE                        0   115891        0
MERCADOLIBRE INC               COM              58733R102     1970    25076 SH       SOLE                        0    25076        0
NETAPP INC                     COM              64110D104     2695    80326 SH       SOLE                        0    80326        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1708    87894 SH       SOLE                        0    87894        0
NEXTERA ENERGY INC             COM              65339F101      222     3210 SH       SOLE                        0     3210        0
NILE THERAPEUTICS              COMMON           654145101       15   304795 SH       SOLE                        0   304795        0
NORFOLK SOUTHERN CORP          COM              655844108      258     4180 SH       SOLE                        0     4180        0
NUCOR CORP                     COM              670346105      207     4805 SH       SOLE                        0     4805
PFIZER INC                     COM              717081103      240     9580 SH       SOLE                        0     9580        0
POWER INTEGRATIONS INC         COM              739276103     1655    49237 SH       SOLE                        0    49237        0
QUALCOMM INC                   COM              747525103     3800    61433 SH       SOLE                        0    61433        0
SOUTHWESTERN ENERGY CO         COM              845467109     1336    39977 SH       SOLE                        0    39977        0
STARBUCKS CORP                 COM              855244109     2831    52784 SH       SOLE                        0    52784        0
ULTA SALON COSMETCS & FRAG I   COM              90384S303     2180    22185 SH       SOLE                        0    22185
VERA BRADLEY INC               COM              92335C106     1493    59469 SH       SOLE                        0    59469        0